Derivatives (Detail 5) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Fair value of derivative instruments in consolidated balance sheet
Foreign currency forward/option contracts, designated as hedging instruments, assets at fair value	$ 26	$ 17
Commodity price swap contracts, designated as hedging instruments, assets at fair value		1
Interest rate swap contracts, designated as hedging instruments, assets at fair value	39	54
Total derivatives, designated as hedging instruments, assets at fair value	65	72
Foreign currency forward/option contracts, not designated as hedging instruments, assets at fair value	12	6
Commodity price swap contracts, not designated as hedging instruments, assets at fair value		1
Total derivatives, not designated as hedging instruments, assets at fair value	12	7
Total derivative instruments, assets at fair value	77	79
Foreign currency forward/option contracts, designated as hedging instruments, liabilities at fair value	48	41
Commodity price swap contracts, designated as hedging instruments, liabilities at fair value	5	1
Total derivatives, designated as hedging instruments, liabilities at fair value	53	42
Foreign currency forward/option contracts, not designated as hedging instruments, liabilities at fair value	34	52
Total derivatives, not designated as hedging instruments, liabilities at fair value	34	52
Total derivative instruments, liabilities at fair value	$ 87	$ 94